Eurodollar Futures Positions (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Cash Held by Broker as Margin on Eurodollar Futures Contracts	$ 2,446,000	$ 0
Eurodollar Future [Member]
Derivatives, Fair Value [Line Items]
Locked-In LIBOR Rate	2.02%
Open Equity	4,898,000
Year 2014 Expiration [Member] | Eurodollar Future [Member]
Derivatives, Fair Value [Line Items]
Locked-In LIBOR Rate	0.40%
Notional Amount	262,500,000
Open Equity	(189,000)
Year 2015 Expiration [Member] | Eurodollar Future [Member]
Derivatives, Fair Value [Line Items]
Locked-In LIBOR Rate	0.80%
Notional Amount	275,000,000
Open Equity	(146,000)
Year 2016 Expiration [Member] | Eurodollar Future [Member]
Derivatives, Fair Value [Line Items]
Locked-In LIBOR Rate	1.90%
Notional Amount	250,000,000
Open Equity	1,367,000
Year 2017 Expiration [Member] | Eurodollar Future [Member]
Derivatives, Fair Value [Line Items]
Locked-In LIBOR Rate	3.03%
Notional Amount	250,000,000
Open Equity	2,291,000
Year 2018 Expiration [Member] | Eurodollar Future [Member]
Derivatives, Fair Value [Line Items]
Locked-In LIBOR Rate	3.77%
Notional Amount	250,000,000
Open Equity	$ 1,575,000